RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Trade payables and accrued expenses	$ 133	$ 78
Related parties' expenses charged to research and development expenses	$ 314	$ 447	$ 284